Net Loss Per Share Attributible to Ordinary Sharholders	9 Months Ended
Sep. 30, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

NOTE 10:- NET LOSS PER SHARE ATTRIBUTIBLE TO ORDINARY SHARHOLDERS

The following table sets forth the computation of basic and diluted net loss per share attributable to ordinary shareholders for the periods presented:

	Nine months ended September 30,
	2022	2021
Numerator:
Net loss	$(29,383)	$(42,245)
Denominator:
Weighted-average shares used in computing net loss per share attributable to ordinary shareholders, basic and diluted*	63,341,817	9,596,666
Net loss per share attributable to ordinary shareholders, basic and diluted	$(0.46)	$(4.40)